INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 4,100
Domestic Tax Authority
Operating Loss and Credit Carryforwards
Net Operating Losses	499
Domestic Tax Authority | 2038 - 2042
Operating Loss and Credit Carryforwards
Net Operating Losses	499
State
Operating Loss and Credit Carryforwards
Net Operating Losses	3,772
Tax Credits	102
State | 2023 - 2027
Operating Loss and Credit Carryforwards
Net Operating Losses	42
State | 2028 - 2032
Operating Loss and Credit Carryforwards
Net Operating Losses	230
State | 2033 - 2037
Operating Loss and Credit Carryforwards
Net Operating Losses	1,696
Tax Credits	102
State | 2038 - 2042
Operating Loss and Credit Carryforwards
Net Operating Losses	1,804
Foreign Country
Operating Loss and Credit Carryforwards
Net Operating Losses	2,618
Foreign Country | 2023 - 2027
Operating Loss and Credit Carryforwards
Net Operating Losses	363
Foreign Country | 2028 - 2032
Operating Loss and Credit Carryforwards
Net Operating Losses	1,406
Foreign Country | 2033 - 2037
Operating Loss and Credit Carryforwards
Net Operating Losses	255
Foreign Country | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	594
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	6,900
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	100
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 500